Notes to the Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued value	$ 20,000		$ 93,600		$ 50,000
AMTD Group [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Payable for the repurchase of shares through current accounts of the group			$ 388,972
Stock repurchased during the period value	$ 13,034
Class B Ordinary Shares [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued (in Shares)		[1]		[2],[3]
Class B Ordinary Shares [Member] | AMTD Group [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Stock repurchased during the period value			$ 40,000
Treasury Stock, Shares, Acquired (in Shares)			4,773,270
Class A Ordinary Shares [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued (in Shares)	12,157,782	[1]	98,688,525	[2],[3]
Number of shares issued value	$ 20,000
Class A Ordinary Shares [Member] | AMTD Group [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Number of shares issued (in Shares)	32,682,046,000
Number of shares issued value	$ 262,238

[1]	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.
[2]	During the year ended December 31, 2023, the Company acquired 100% of The Art Newspaper SA with part of purchase consideration settling by issuing 8,688,525 Class A shares to the selling shareholders with fair value of US$5,607. Details on Note 32 (a)(ii).
[3]	In April 2023, the Company issued 90,000,000 Class A shares to the private investors at US$1.04 per share.